UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2007

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                                 FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

                                                                                NUMBER OF        MARKET
                                                                                  SHARES         VALUE
                                                                               -----------  ----------------
COMMON STOCK--79.4%

BANKS--13.0%
Bank of America Corporation...................................................     242,000  $   12,310,540
National City Corporation.....................................................     100,000       3,785,000
Old National Bancorporation...................................................      50,000         912,000
Wachovia Corporation..........................................................      40,000       2,214,800
Washington Mutual, Inc........................................................      50,000       2,154,000
                                                                                            ----------------
                                                                                                21,376,340
                                                                                            ----------------
CONSUMER STAPLES--17.4%
Altria Group, Inc.............................................................     122,950      10,362,226
B&G Foods, Inc................................................................      41,000         924,550
Coinmach Corporation, Class A.................................................     539,005       5,988,346
Gatehouse Media, Inc..........................................................      60,000       1,160,400
Loews Corporation - Carolina Group............................................      60,000       4,321,800
National Cinemedia, Inc.*.....................................................       2,600          68,172
Reddy Ice Holdings, Inc.......................................................     100,000       2,698,000
Regal Entertainment Group, Class A............................................      80,000       1,709,600
Reynolds American, Inc........................................................      20,000       1,221,000
                                                                                            ----------------
                                                                                                28,454,094
                                                                                            ----------------
ENERGY--9.8%
Atlas Energy Resource LLC*....................................................      20,000         487,000
Calumet Specialty Products Partners LP*(c)....................................       5,000         205,450
Constellation Energy Partners LLC*............................................       5,000         141,450
Diamond Offshore Drilling, Inc................................................      40,000       3,112,800
Duncan Energy Partners LP*(c).................................................      15,000         360,000
Energy Transfer Partners LP(c)................................................      50,000       2,758,000
Enterprise Products Partners LP(c)............................................      50,000       1,525,500
Halliburton Company...........................................................      40,000       1,235,200
Linn Energy LLC(c)............................................................       7,000         231,140
Marathon Oil Corporation......................................................       6,400         580,736
Precision Drilling............................................................      50,000       1,170,000
Sunoco Logistics Partners LP(c)...............................................      40,000       2,244,000
Sunoco, Inc...................................................................      30,000       1,935,600
                                                                                            ----------------
                                                                                                15,986,876
                                                                                            ----------------
FINANCIAL--12.0%
AllianceBernstein Holding LP(c)...............................................      73,800       6,332,040
Allied Capital Corporation....................................................      50,000       1,557,500
American Capital Strategies Limited...........................................     100,000       4,448,000
Apollo Investment Corporation.................................................     149,800       3,397,464
Fortress Investment Group LLC*................................................       2,400          72,480
MCG Capital Corporation.......................................................      45,000         852,750
Newcastle Investment Corporation..............................................      15,000         442,500
Quadra Realty Trust, Inc.*....................................................      35,000         485,800
Star Asia Financial Limited*..................................................      50,000         500,000
Technology Investment Capital Corporation.....................................     100,595       1,646,740
                                                                                            ----------------
                                                                                                19,735,274
                                                                                            ----------------
HEALTHCARE--1.8%
Health Management Associates, Inc., Class A...................................     150,000       2,994,000
                                                                                            ----------------
REAL ESTATE INVESTMENT TRUSTS--7.5%
Alesco Financial, Inc.*.......................................................     279,000       3,010,410
CapitalSource, Inc............................................................      75,000       1,934,250
Deerfield Triarc Capital Corporation..........................................      70,000       1,078,000
HomeBanc Corporation..........................................................     450,000       1,251,000
iStar Financial, Inc..........................................................      65,000       3,110,250
LTC Properties, Inc...........................................................      50,000       1,293,000


                                                    1
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                                                CHARTWELL


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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                                 FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

                                                                                NUMBER OF        MARKET
                                                                                  SHARES         VALUE
                                                                               -----------  ----------------
COMMON STOCK (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Northstar Realty Finance Corporation*.........................................      36,150  $      548,396
                                                                                            ----------------
                                                                                                12,225,306
                                                                                            ----------------
TELECOMMUNICATIONS--8.3%
Alaska Communications Systems Group, Inc......................................     175,000       2,560,250
BCE, Inc.*....................................................................      30,000         786,600
Citizens Communications Company...............................................     200,000       3,014,000
Consolidated Communications Holdings, Inc.....................................      40,000         815,200
Fairpoint Communications, Inc.................................................     100,000       1,910,000
Windstream Corporation........................................................     300,000       4,515,000
                                                                                            ----------------
                                                                                                13,601,050
                                                                                            ----------------
TRANSPORTATION--4.7%
Aries Maritime Transport Limited..............................................      50,000         433,000
Arlington Tankers Limited*....................................................      42,100         982,193
General Maritime Corporation..................................................      75,000       3,214,500
K-Sea Transportation Partners LP(c)...........................................      10,000         395,000
Nordic American Tanker Shipping*..............................................      16,440         542,849
Seaspan Corporation*..........................................................      33,400         852,034
Teekay LNG Partners LP*(c)....................................................      35,000       1,288,350
                                                                                            ----------------
                                                                                                 7,707,926
                                                                                            ----------------
UTILITIES--4.9%
AmeriGas Partners LP(c).......................................................      15,200         486,704
Kinder Morgan Energy Partners LP(c)...........................................      45,000       2,280,150
Oneok Partners LP(c)..........................................................      50,900       3,295,266
TEPPCO Partners LP(c).........................................................      34,800       1,487,352
Transmontaigne Partners LP*(c)................................................      15,000         486,000
                                                                                            ----------------
                                                                                                 8,035,472
                                                                                            ----------------
TOTAL COMMON STOCK (COST $118,665,413)........................................                 130,116,338
                                                                                            ----------------

PREFERRED TERM SECURITIES+(a)--10.7%
Alesco Preferred Funding IX, 06/23/36.........................................      10,000         767,500
Alesco Preferred Funding X, 03/15/36                                                10,000       1,000,000
Alesco Preferred Funding XI, 12/23/36.........................................       5,000         497,500
Alesco Preferred Funding XII, 07/15/37                                               5,000         500,000
Alesco Preferred Funding XIII, 09/23/37.......................................       2,500         250,000
Alesco Preferred Funding XIV, 03/15/37........................................       5,000         500,000
I-Preferred Term Securities IV, 06/24/34......................................      10,000         770,000
Preferred Term Securities IV, 12/23/31........................................      20,000         682,500
Preferred Term Securities XIII, 03/24/34......................................      10,000         835,700
Preferred Term Securities XIV, 06/24/34.......................................      20,000       1,653,000
Preferred Term Securities XV, 09/24/34........................................      20,000       1,741,200
Preferred Term Securities XVI, 03/23/35.......................................      10,000         880,200
Preferred Term Securities XVII, 09/23/35......................................       6,000         488,280
Preferred Term Securities XVIII, 06/23/35.....................................      10,000         816,700
Preferred Term Securities XIX, 12/22/35.......................................      10,000         846,700
Preferred Term Securities XX, 03/22/38........................................      10,000         881,100
Preferred Term Securities XXI, 03/22/38.......................................      10,000         938,600
Preferred Term Securities XXII, 03/22/37......................................      10,000         939,300
Preferred Term Securities XXIII, 12/22/36.....................................       5,000         475,000
Preferred Term Securities XXIV, 03/22/37......................................       5,000         495,000
Taberna Preferred Funding I, 07/05/35.........................................       2,500         234,375
Taberna Preferred Funding II, 06/30/35........................................       5,000         415,625
Taberna Preferred Funding VI, Limited, 12/06/36...............................       5,000         488,890
Taberna Preferred Funding VII, 02/05/37.......................................       5,000         461,250
                                                                                            ----------------
TOTAL PREFERRED TERM SECURITIES (COST $17,801,605)............................                  17,558,420
                                                                                            ----------------


                                                    2
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                                                CHARTWELL


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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                                 FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

                                                                                PRINCIPAL       MARKET
                                                                                  AMOUNT         VALUE
                                                                               -----------  ----------------
CORPORATE NOTES/BONDS--38.8%

BASIC INDUSTRY--4.5%
Baldor Electric Company
  8.625%, 02/15/17............................................................ $ 1,050,000  $    1,109,062
Buhrmann US, Inc.
  8.250%, 07/01/14............................................................     620,000         636,275
Koppers Industries
  9.875%, 10/15/13............................................................   1,063,000       1,163,985
Ply Gem Industries, Inc.
  9.000%, 02/15/12............................................................   1,000,000         910,000
Quebecor Media
  7.750%, 03/15/16............................................................   1,060,000       1,091,800
WII Components, Inc.
  10.000%, 02/15/12...........................................................   1,000,000       1,050,000
Williams Scotsman, Inc.
  8.500%, 10/01/15............................................................   1,370,000       1,435,075
                                                                                            ----------------
                                                                                                 7,396,197
                                                                                            ----------------
CAPITAL GOODS--1.0%
Clarke American Corporation                                                        450,000
  11.750%, 12/15/13...........................................................                     519,750
Verso Paper Holdings LLC+                                                        1,000,000
  11.375%, 08/01/16...........................................................                   1,080,000
                                                                                            ----------------
                                                                                                 1,599,750
                                                                                            ----------------
CONSUMER CYCLICAL--5.2%
Allied Security Escrow
  11.375%, 07/15/11...........................................................     515,000         535,600
Boyd Gaming Corporation
  7.125%, 02/01/16............................................................     750,000         740,625
Buffets, Inc.
  12.500%, 11/01/14...........................................................     750,000         791,250
H&E Equipment Services Inc.
  8.375%, 07/15/16............................................................   1,175,000       1,260,187
MTR Gaming Group, Inc.
  9.000%, 06/01/12............................................................     700,000         736,750
Rent-A-Center, Inc.
  7.500%, 05/01/10............................................................   1,220,000       1,232,200
Rental Service Corporation+
  9.500%, 12/01/14............................................................     725,000         775,750
Sonic Automotive, Inc., Series B
  8.625%, 08/15/13............................................................   1,390,000       1,452,550
TDS Investor Corporation+
  9.875%, 09/01/14............................................................   1,000,000       1,072,500
                                                                                            ----------------
                                                                                                 8,597,412
                                                                                            ----------------
CONSUMER STAPLES--3.4%
AMC Entertainment, Inc.
  9.875%, 02/01/12............................................................   1,000,000       1,056,250
Brown Shoe Company, Inc.
  8.750%, 05/01/12............................................................     800,000         852,000
Hanesbrand, Inc.+
  8.735%, 12/15/14............................................................   1,025,000       1,053,188
Idearc, Inc.+
  8.000%, 11/15/16............................................................   1,075,000       1,109,937
MTR Gaming Group, Inc., Series B
  9.750%, 04/01/10............................................................     520,000         547,300
Stater Brothers Holdings
  8.125%, 06/15/12............................................................     895,000         918,494
                                                                                            ----------------
                                                                                                 5,537,169
                                                                                            ----------------


                                                    3
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                                                CHARTWELL


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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                                 FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

                                                                                PRINCIPAL       MARKET
                                                                                  AMOUNT         VALUE
                                                                               -----------  ----------------
CORPORATE NOTES/BONDS (CONTINUED)

ENERGY--2.1%
Bluewater Finance Limited
  10.250%, 02/15/12........................................................... $ 1,000,000  $    1,047,500
Complete Product Services, Inc.+
  8.000%, 12/15/16............................................................     780,000         801,450
Copano Energy LLC
  8.125%, 03/01/16............................................................     935,000         972,400
Encore Acquisition Company
  7.250%, 12/01/17............................................................     600,000         577,500
                                                                                            ----------------
                                                                                                 3,398,850
                                                                                            ----------------
FINANCIAL--3.6%
E*Trade Financial Corporation
  8.000%, 06/15/11............................................................     870,000         915,675
Ford Motor Credit Company
  7.000%, 10/01/13............................................................   1,950,000       1,873,032
General Motors Acceptance Corporation
  8.000%, 11/01/31............................................................   1,590,000       1,758,209
Labranche & Company, Inc.
  11.000%, 05/15/12...........................................................   1,260,000       1,376,550
                                                                                            ----------------
                                                                                                 5,923,466
                                                                                            ----------------
HEALTHCARE--2.3%
Bio-Rad Laboratories, Inc.
  7.500%, 08/15/13............................................................     500,000         517,500
Hanger Orthopedic Group
  10.250%, 06/01/14...........................................................   1,000,000       1,075,000
Iasis Healthcare Corporation
  8.750%, 06/15/14............................................................   1,000,000       1,042,500
Universal Hospital Services
  10.125%, 11/01/11...........................................................     995,000       1,062,162
                                                                                            ----------------
                                                                                                 3,697,162
                                                                                            ----------------
INDUSTRIALS--10.2%
Allied Waste North America
  7.250%, 03/15/15............................................................   1,165,000       1,194,125
Aramark Corporation+
  8.500%, 02/01/15............................................................   1,000,000       1,043,750
Blount, Inc.
  8.875%, 08/01/12............................................................     750,000         785,625
Cie Generale Geophysique
  7.750%, 05/15/17............................................................   1,000,000       1,040,000
Crown Americas LLC
  7.750%, 11/15/15............................................................   1,020,000       1,071,000
Georgia-Pacific Corporation+
  7.125%, 01/15/17............................................................     100,000         100,500
Gibraltar Industries, Inc.
  8.000%, 12/01/15............................................................   1,340,000       1,360,100
Hughes Network Systems
  9.500%, 04/15/14............................................................     855,000         910,575
Ineos Group Holdings+
  8.500%, 02/15/16............................................................     520,000         508,300
Lear Corporation
  8.750%, 12/01/16............................................................     585,000         566,719
Momentive Performance+
  9.750%, 12/01/14............................................................   1,000,000       1,052,500
Nalco Company
  7.750%, 11/15/11............................................................   1,050,000       1,089,375
Opti Canada, Inc.+
  8.250%, 12/15/14............................................................     500,000         517,500
P H Glatfelter+
  7.125%, 05/01/16............................................................     680,000         693,600


                                                    4
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                                                CHARTWELL


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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                                 FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

                                                                                PRINCIPAL       MARKET
                                                                                  AMOUNT         VALUE
                                                                               -----------  ----------------
CORPORATE NOTES/BONDS (CONTINUED)

INDUSTRIALS--(CONTINUED)
Quebecor World Capital Corporation+
  8.750%, 03/15/16............................................................ $   975,000  $    1,001,812
Superior Essex Communications LLC
  9.000%, 04/15/12............................................................   1,450,000       1,500,750
Tronox Worldwide Finance Corporation
  9.500%, 12/01/12............................................................   1,285,000       1,387,800
Wimar Opco LLC+
  9.625%, 12/15/14............................................................     900,000         910,125
                                                                                            ----------------
                                                                                                16,734,156
                                                                                            ----------------
REAL ESTATE--0.8%
Geo Group, Inc.
  8.250%, 07/15/13............................................................   1,340,000       1,400,300
                                                                                            ----------------
TECHNOLOGY--0.6%
Freescale Semiconductor, Inc.+
  10.125%, 12/15/16...........................................................     975,000       1,003,031
                                                                                            ----------------
TELECOMMUNICATIONS--3.5%
Albritton Communications Company
  7.750%, 12/15/12............................................................   1,315,000       1,354,450
Cincinnati Bell, Inc.
  8.375%, 01/15/14............................................................     960,000         990,000
CSC Holdings, Inc.
  7.875%, 02/15/18............................................................     785,000         815,419
Intelsat Holdings Company
  8.625%, 01/15/15............................................................   1,155,000       1,247,400
Mediacom Broadband LLC
  8.500%, 10/15/15............................................................     500,000         511,250
Mediacom Broadband LLC+
  8.500%, 10/15/15............................................................     750,000         766,875
                                                                                            ----------------
                                                                                                 5,685,394
                                                                                            ----------------
TRANSPORTATION--0.6%
Ship Finance International Limited
  8.500%, 12/15/13............................................................   1,000,000       1,027,500
                                                                                            ----------------
UTILITIES--1.0%
Alion Science+
  10.250%, 02/01/15...........................................................   1,000,000       1,045,000
NRG Energy, Inc.
  7.375%, 02/01/16............................................................     625,000         639,063
                                                                                            ----------------
                                                                                                 1,684,063
                                                                                            ----------------
TOTAL CORPORATE NOTES/BONDS (COST $61,651,646)................................                  63,684,450
                                                                                            ----------------

                                                                                NUMBER OF
                                                                                 SHARES
                                                                               -----------
CONVERTIBLE PREFERRED STOCK--2.5%

FINANCIAL--2.5%
ACE Limited,7.800%............................................................      26,025         668,322
Merrill Lynch & Company, RIG CAP APP Notes Transocean, 11.000% (a)............      27,148       2,008,409
Metlife, Inc., 6.375%.........................................................      25,000         799,250
XL Capital Limited, 6.500%....................................................      10,000         234,600
XL Capital Limited, 7.000%....................................................      13,859         361,858
                                                                                            ----------------
                                                                                                 4,072,439
                                                                                            ----------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $3,884,764)..........................                   4,072,439
                                                                                            ----------------


                                                    5
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                                                CHARTWELL


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CHARTWELL DIVIDEND AND INCOME FUND, INC.                                                 FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

                                                                                NUMBER OF       MARKET
                                                                                  SHARES         VALUE
                                                                               -----------  ----------------
PREFERRED STOCK--0.9%

FINANCIAL--0.9%
Felcor Lodging Trust, Inc.....................................................      40,000  $    1,018,000
TransCanada Corporation.......................................................      14,905         389,468
                                                                                            ----------------
TOTAL PREFERRED STOCK (COST $1,381,501).......................................                   1,407,468
                                                                                            ----------------
CASH EQUIVALENT(b)--4.5%
SEI Daily Income Trust, Prime Obligations Fund, Class A Shares, 5.320%........   5,053,341       5,053,341
SEI Daily Income Trust, Treasury Fund, Class A Shares, 5.230%.................   2,305,689       2,305,689
                                                                                            ----------------
TOTAL CASH EQUIVALENT (COST $7,359,030).......................................                   7,359,030
                                                                                            ----------------

TOTAL INVESTMENTS--136.8%
  (COST $210,743,959)**.......................................................                 224,198,145
                                                                                            ----------------

                                                                                 WRITTEN
                                                                                CONTRACTS
                                                                               -----------
COVERED CALL OPTIONS WRITTEN--(0.1)%
Alliancebernstein Holding, Expires: 03/16/07, Strike Price: $95...............        (150) $       (3,750)
Allied Capital Corporation, Expires: 03/16/07, Strike Price: $30..............        (449)        (47,145)
Bank of America Corporation, Expires: 03/16/07, Strike Price: $53.............        (200)         (8,000)
Diamond Offshore Drill, Expires: 03/16/07, Strike Price: $85..................        (400)        (12,000)
Halliburton Company, Expires: 03/16/07, Strike Price: $33.....................        (400)        (10,000)
Marathon Oil Corporation, Expires: 03/16/07, Strike Price: $90................         (64)        (17,920)
Regal Entertainment Group, Expires: 03/16/07, Strike Price: $23...............        (500)             --
Reynolds American Inc., Expires: 04/20/07, Strike Price: $65..................        (200)         (6,000)
Sunoco, Inc., Expires: 03/16/07, Strike Price: $65............................        (300)        (45,000)
Wachovia Corporation, Expires: 03/16/2007, Strike Price: $58..................        (400)         (8,000)
Washington Mutual, Inc., Expires: 03/16/07, Strike Price: $45.................        (500)        (10,000)
                                                                                            ----------------
TOTAL COVERED CALL OPTIONS WRITTEN (PREMIUM RECEIVED $243,446)................                    (167,815)
                                                                                            ----------------

OTHER LIABILITIES IN EXCESS OF ASSETS--(36.7)%................................                 (60,118,246)++
                                                                                            ----------------

NET ASSETS--100.0%............................................................              $  163,912,084
                                                                                            ================

      *       Non Income Producing Security.

     ** At February 28, 2007, the tax basis cost of the Fund's investments was $210,743,959, and the unrealized appreciation and depreciation were $18,152,268 and $(4,572,361), respectively.

     ++ As of February 28, 2007, $55,000,000 of commercial paper was outstanding with an amortized cost of $54,628,603. The average discount rate of commercial paper outstanding at February 28, 2007, was 5.37%. The average daily balance of commercial paper outstanding for the quarter ended February 28, 2007 was $54,642,120 at a weighted average discount rate of 5.37%. The maximum face amount of commercial paper outstanding at any time during the quarter ended February 28, 2007, was $55,000,000. In conjunction with the issuance of the commercial paper, the Fund has entered onto a line of credit arrangement with a bank for $30,000,000. Interest on borrowing is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.30% per annum on the unused balance. There were no borrowings under this arrangement during the quarter ended February 28, 2007.

      + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. At February 28, 2007, these securities amounted to $32,094,238 or 19.6% of net assets.

    (a) Securities considered illiquid. The total value of such securities as of February 28, 2007 was $19,566,829 and 11.9% of net assets.

    (b)       Rate shown is the 7-day effective yield as of February 28, 2007.

    (c) Securities are considered Master Limited Partnerships. At February 28, 2007, these securities amounted to $23,374,952 or 14.3% of net assets.

    LLC       Limited Liability Company


                                        6
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                                    CHARTWELL

--------------------------------------------------------------------------------
CHARTWELL DIVIDEND AND INCOME FUND, INC.                    FEBRUARY 28, 2007
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

     LP       Limited Partnership

              For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

              Amounts designated as "--" are either $0 or have been rounded to $0.




                                        7
                                      -----
                                    CHARTWELL

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        -----------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)


Date April 17, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        -----------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)


Date April 17, 2007

By (Signature and Title)*               /s/ G. Gregory Hagar
                                        ----------------------------------------
                                        G. Gregory Hagar, Vice President and CFO
                                        (Principal Financial Officer)



Date April 17, 2007

* Print the name and title of each signing officer under his or her signature.